Share-based payments - Movements of Restricted Share Units (Details) - Restricted Share Units Scheme - EquityInstruments	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement
At the beginning of the year	30,526,123	36,232,094	16,552,829
Granted	1,010,000	230,000	28,745,900
Vested			(3,538,551)
Forfeited	(8,406,986)	(5,935,971)	(5,528,084)
At the end of the year	23,129,137	30,526,123	36,232,094